Investment Properties (Tables)	12 Months Ended
Dec. 31, 2024
Investment Properties [Abstract]
Schedule of Investment Properties

At December 31, 2023, the Group has no investment properties.

	2024
	Land	Building	Total
January 1	$—	$—	$—
Acquisition through business combination (Note)	2,212,683	225,274	2,437,957
Depreciation expenses	—	(1,857)	(1,857)
Exchange difference	(41,537)	(4,699)	(46,236)
December 31	$2,171,146	$218,718	$2,389,864

December 31
Cost	$2,171,146	$220,544	$2,391,690
Accumulated depreciation	—	(1,826)	(1,826)
	$2,171,146	$218,718	$2,389,864

Schedule of Profit or Loss for Investment Properties	Amounts recognized in profit or loss for investment properties are listed below:
	Year ended December 31,
	2023	2024
Rental income from operating leases	$—	$21,894
Direct operating expenses from property that generated rental income	—	(3,543)

Schedule of Minimum Lease Payments Receivable on Leases of Investment Properties

Minimum lease payments receivable on leases of investment properties are as follows:

December 31, 2024
Within 1 year	$41,852
Between 1 and 2 years	50,015
Between 2 and 3 years	51,845
Between 3 and 4 years	53,675
Between 4 and 5 years	55,505
Later than 5 years	9,302
$262,194